Other Financial Liabilities - Schedule of Other Financial Liabilities (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule of Other Financial Liabilities [Abstract]
Prefunded and ordinary warrants	$ 14,180,627	$ 3,150,301
Opening balance	3,150,301	6,478,060
Prefunded and ordinary warrants at initial recognition	21,585,452	3,034,625
Prefunded warrants exercised	(9,810,204)	(8,840,101)
Gain / Loss on remeasurement of other financial liabilities	(744,920)	2,477,717
Closing balance	$ 14,180,627	$ 3,150,301